UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED March 31, 2012

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                Oppenheimer + Close, Inc.
Address:             119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-14102

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Carl K Oppenheimer
Title: President of Oppenheimer + Close, Inc.
Phone: (212) 489-7527 for Carl K. Oppenheimer


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Carl K Oppenheimer
          New York, New York
          May 1, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: 116,028 (thousands)

List of Other Included Managers:  NONE

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                                              FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5 COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ -------------- --------- -------- ------------------ -------- -------- ------------------------
                                  TITLE OF                VALUE  SHARES OR SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER              CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRTN  MANAGERS   SOLE   SHARED   NONE
                                                                                      <F1>
------------------------------ -------------- --------- -------- --------- --- ---- -------- -------- ------- ------- --------
3M CO COM                      COM            88579Y101 4559     51103     SH       SOLE              6170            44933
ALLIED HEALTHCARE              PRODS INC      019222108 735      214295    SH       SOLE              214295          0
BARRICK GOLD CORP              COM            067901108 2478     57113     SH       SOLE              2908            54205
BCSB BANCORP INC COM           COM            055367106 532      39400     SH       SOLE              39400           0
BOLT TECH CORP                 COM            097698104 1555     100300    SH       SOLE              100300          0
BRT REALTY TRUST               SH BEN INT NEW 055645303 764      109305    SH       SOLE              109305          0
CHEVRON CORP NEW COM           COM            166764100 261      2435      SH       SOLE              0               2435
CISCO SYSTEMS INC              COM            17275R102 7550     356990    SH       SOLE              169590          187400
CMS BANCORP INC COM            COM            12600U102 131      16218     SH       SOLE              16218           0
COLONIAL FINL SVCS             COM            19566B101 772      61186     SH       SOLE              61186           0
CONS TOMOKA LAND CO            COM            210226106 787      26455     SH       SOLE              26455           0
CORE MARK HLDG CO              COM            218681104 1228     30000     SH       SOLE              30000           0
CORNING INC COM                COM            219350105 819      58185     SH       SOLE              58185           0
EAGLE BANCORP MONT             COM            26942G100 1635     161100    SH       SOLE              161100          0
ENSCO PLC                      SPONSORED ADR  29358Q109 1302     24600     SH       SOLE              24200           400
ESSA BANCORP INC               COM            29667D104 1467     149700    SH       SOLE              149700          0
EVOLUTION PETE CORP            COM            30049A107 253      27200     SH       SOLE              27200           0
EXXON MOBIL CORP COM           COM            30231G102 677      7800      SH       SOLE              0               7800
FEDFIRST FINL CORP             COM            31429C101 1380     100347    SH       SOLE              100347          0
FIRST CONN BANCORP             COM            319850103 441      33418     SH       SOLE              33418           0
FREIGHTCAR AMER INC            COM            357023100 581      25840     SH       SOLE              25840           0
GENCOR INDS INC                COM            368678108 93       13350     SH       SOLE              13350           0
GREENLIGHT CAPITAL             CLASS A        G4095J109 267      10830     SH       SOLE              10830           0
HAMPDEN BANCORP INC            COM            40867E107 359      29900     SH       SOLE              29900           0
HARDINGE INC                   COM            412324303 1251     132210    SH       SOLE              132210          0
HARRIS & HARRIS                COM            413833104 87       20900     SH       SOLE              20900           0
HELMERICH & PAYNE              COM            423452101 3353     62150     SH       SOLE              19940           42210
HOME BANCORP INC               COM            43689E107 1074     61591     SH       SOLE              61591           0
HOME FED BANCORP INC           COM            43708L108 1509     105861    SH       SOLE              105861          0
HOPFED BANCORP INC             COM            439734104 1652     197188    SH       SOLE              197188          0
IF BANCORP INC COM             COM            44951J105 1253     101279    SH       SOLE              101279          0
INSTEEL INDS INC COM           COM            45774W108 1482     122012    SH       SOLE              122012          0
INTEL CORP COM                 COM            458140100 461      16400     SH       SOLE              16400           0
ISHARES SILVER TR              ISHARES        46428Q109 210      6700      SH       SOLE              0               6700
JOHNSON & JOHNSON              COM            478160104 5562     84326     SH       SOLE              24985           59341
LOUISIANA BANCORP              COM            54619P104 166      10400     SH       SOLE              10400           0
MALVERN FED BANCORP            COM            561410101 549      68400     SH       SOLE              68400           0
MARKET VECTORS ETF             GOLD MINER ETF 57060U100 10582    213610    SH       SOLE              181295          32315
MARKET VECTORS ETF TR          JR GOLD MINERS 57060U589 577      23500     SH       SOLE              23500           0
MICROSOFT CORP                 COM            594918104 6536     202650    SH       SOLE              100950          101700
NAUGATUCK VY FINL              COM            63906P107 1516     209078    SH       SOLE              209078          0
NEWMONT MNG CORP COM           COM            651639106 2458     47943     SH       SOLE              855             47088
NEWPORT BANCORP INC            COM            651754103 216      16200     SH       SOLE              16200           0
NORTHEAST CMNTY                COM            664112109 515      91552     SH       SOLE              91552           0
NUCOR CORP COM                 COM            670346105 919      21400     SH       SOLE              21400           0
OBA FINANCIAL                  COM            67424G101 1233     86495     SH       SOLE              86495           0
OCEAN SHORE HLDG CO            COM            67501R103 2490     214663    SH       SOLE              214663          0
OCONEE FED FINL CORP           COM            675607105 632      53600     SH       SOLE              53600           0
ORITANI FINL CORP              COM            68633D103 1345     91600     SH       SOLE              91600           0
PEOPLES FEDERAL                COM            711037101 435      27000     SH       SOLE              27000           0
PFIZER INC COM                 COM            717081103 2724     120285    SH       SOLE              22745           97540
PROVIDENCE &                   COM            743737108 1704     115396    SH       SOLE              115396          0
QUANEX BLDG PRODS              COM            747619104 1162     65886     SH       SOLE              65886           0
SEACOR HOLDINGS INC            COM            811904101 7509     78400     SH       SOLE              24310           54090
SI FINL GROUP INC MD           COM            78425V104 3082     269900    SH       SOLE              269900          0
SP BANCORP INC COM             COM            78468K106 1365     110474    SH       SOLE              110474          0
SPDR GOLD TR                   GOLD SHS       78463V107 8969     55323     SH       SOLE              38438           16885
STATE INVS BANCORP             COM            857030100 912      76186     SH       SOLE              76186           0
SUPERIOR INDUSTRIES            COM            868168105 8387     429205    SH       SOLE              220660          208545
WAL MART STORES INC            COM            931142103 1525     24917     SH       SOLE              24830           87


<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer + Close, Inc. and are considered to be part of the registered investment adviser.

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